Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Innovator Equity Defined Protection ETF® – 1 Yr November

Innovator Growth-100 Power Buffer ETF™ – November

Innovator International Developed Power Buffer ETF™ – November

Innovator U.S. Equity Buffer ETF™ – November

Innovator U.S. Equity Power Buffer ETF™ – November

Innovator U.S. Equity Ultra Buffer ETF™ – November

Innovator U.S. Small Cap Power Buffer ETF™ – November

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus

Dated February 27, 2025 or February 28, 2025

October 24, 2025

As described in detail in each Fund’s prospectus, an investment in shares of a Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the Outcome Period of approximately one year. The current Outcome Period will end on October 31, 2025, and each Fund will commence a new Outcome Period that will begin on November 1, 2025 and end on October 31, 2026. Each Fund’s Cap will not be determined until the start of the new Outcome Period. At the commencement of the new Outcome Period, each Fund will file a supplement to its prospectus that will include the actual Cap for the new Outcome Period, which may be higher or lower than the estimated Cap ranges set forth below. As of October 24, 2025, the expected range of each Fund’s Cap is set forth below.

Fund Name	Ticker	Estimated Cap Range
Innovator Equity Defined Protection ETF® – 1 Yr November	ZNOV	5.44% – 6.94% (4.65% – 6.15% after taking into account the Fund’s unitary management fee)
Innovator Growth-100 Power Buffer ETF™ – November	NNOV	13.14% – 16.14% (12.35% – 15.35% after taking into account the Fund’s unitary management fee)
Innovator International Developed Power Buffer ETF™ – November	INOV	12.31% – 17.31% (11.46% – 16.46% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Buffer ETF™ – November	BNOV	14.87% – 16.37% (14.08% – 15.58% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Power Buffer ETF™ – November	PNOV	10.93% – 12.43% (10.14% – 11.64% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Ultra Buffer ETF™ – November	UNOV	10.00% – 11.75% (9.21% – 10.96% after taking into account the Fund’s unitary management fee)
Innovator U.S. Small Cap Power Buffer ETF™ – November	KNOV	15.45% – 18.45% (14.66% – 17.66% after taking into account the Fund’s unitary management fee)

Please Keep This Supplement With Your Prospectus For Future Reference